Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income	$ 536,112	$ 319,361	$ 251,723
Change in foreign currency translation adjustment			(21,804)
Available for sale securities:
Change in net unrealized gains (losses)	996	(2,080)	(911)
Less: reclassification adjustment for net (gains) losses included in net income	(1,204)	170	(1,317)
Net change (net of tax effect)	(208)	(1,910)	(2,228)
Gain (loss) on pension liability	906	4,083	(6,512)
Cash flow hedges:
Change in unrealized losses	(2,638)	(6,937)	(9,074)
Less: reclassification adjustment for net losses (gains) included in net income	1,763	13,027	(2,123)
Net change (net of tax effect)	(875)	6,090	(11,197)
Other comprehensive (loss) income	(177)	8,263	(41,741)
Comprehensive income	$ 535,935	$ 327,624	$ 209,982